Calvert  Capital Accumulation Fund


Annual Report
September 30, 1995



Investing with Vision (TM) (logo) Calvert Group(R)
A member of the Acacia Group(R)


To Open an Account:
800-368-2748
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24 hours, 7 days a week
800-368-2745
Service for
Existing Account:
Shareholders: 800-368-2745
Brokers: 800-368-2746
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Impaired:
800-541-1524
Branch Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
Registered, Certified
or Overnight Mail:
Calvert Group
c/o NFDS, 6th Floor
1004 Baltimore
Kansas City, MO 64105-1807
Principal
Underwriter:
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814


This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.


Annual Report_September 30, 1995
CalverT
Capital Accumulation Fund

Dear Shareholder:
     This report for the Calvert Capital Accumulation Fund covers the fiscal year ending September 30, 1995, a period when stocks rallied. The Standard & Poor's 500(R) Index, which is a broad-based measure of the leading common stocks, gained 29.71% compared to its average annual return of 10.61% for the past 30 years. Among stocks, the best performing sectors included those that benefited from the worldwide technology boom, such as manufacturers of semiconductors, software and devices used in the healthcare field. Lagging industries included transportation, heavy equipment and steel.

Fund Performance

     Investors in the Calvert Capital Accumulation Fund were rewarded with strongly positive returns for the 11 months since the Fund's inception through September 30, 1995. The Fund's 43.40% return was well ahead of its benchmark.
     Each of the Fund's three investment managers made a substantial contribution to the overall return. For the period covered by this report, Apodaca-Johnston Capital Management, Inc. generated a return of 49.78%; Brown Capital Management, Inc. generated a return of 40.97%; and Fortaleza Asset Management, Inc. generated a return of 41.36%. (Managers' returns do not reflect the deduction of any Fund expenses, fees or sales charges.)

Fund Manager's Approach

Apodaca-Johnston Capital Management, Inc.
     Apodaca-Johnston's investment approach emphasizes young, entrepreneurial companies that exhibit rapid earnings growth. Typically, these companies have market capitalizations (share price times number of shares outstanding) of less than $600 million.

Investment Performance

From 10/31/94 through 9/30/95
Capital Accumulation Fund                43.40%
S&P MidCap 400                           24.41%
Russell 2000                             21.71%


Investment performance is for Class A shares and does not reflect the deduction of any front-end sales charges.


     During the period covered in this report, the portion of the Portfolio managed by Apodaca-Johnston Capital Management, Inc. was heavily weighted in technology and healthcare issues, two of the better performing industries. Apodaca-Johnston believes the "Information Age" is upon us and a multitude of businesses (telecommunications, multimedia, education, computer graphics and computer networking) are benefiting from this long-term trend. One stock we like in this area is LoJack which makes a device that transmits a signal so police can recover stolen vehicles. Another major theme is the "Graying of America," which makes generic drug companies, medical information systems, HMOs and nursing and acute-care facilities exciting industries. One favorite in this sector is Columbia Labs which makes a unique estrogen-delivery system that is more efficiently absorbed than tablets.
     The firm's outlook for the stock market is positive, especially for the long term. Small-cap equities, our specialty, can move independently from the rest of the equity group. The small-cap cycle, where small caps outperform large caps, typically lasts six to seven years, and we're only half way through. In short, we will stay fully invested through the stock market cycle and will focus on identifying and staying with the strongest companies in the strongest industries.

Brown Capital Management, Inc.

     Brown Capital Management, Inc. focuses on buying growth companies at a reasonable price. We pay careful attention to valuation levels, but we do not try to time the market. This approach has produced superior returns for Fund shareholders.
     In particular, we have emphasized companies that aid in productivity enhancement (such as technology companies) because we felt they were an attractive area of investment opportunity. Indeed, as in the third quarter, our investment returns benefited from this unparalleled capital spending cycle. While we do not think this cycle has ended, we do not feel that across the board revenue and earnings growth from these companies will continue unabated. Stock selection in this sector will again be paramount. Financial service companies also performed superbly. Low interest rates, a steepening yield curve, consolidation, and management's unrelenting pursuit of operating efficiencies continue to drive the favorable trend of these companies.
     We believe that technology will continue to do well, but stock selection is of the utmost importance. Healthcare and long-term care companies will continue to benefit either from what appears to be sector rotation, or from a broadening of the market leadership. This expectation of a rotational market with profit-taking, but no major decline, is in keeping with our view that the market is high but not clearly overvalued. Fortaleza Asset Management, Inc.
     Fortaleza's investment approach favors small capitalization growth companies. We have concentrated the portfolio in the technology and healthcare sectors complimented with a few specialty retail stocks as well as financials. This strategy has served us well every quarter, but it was even more notable in the third quarter of 1995.
     During the period covered in this report, most of our gains were in technology, with names like Network General, Anadigics, Gasonics and Ultratech Stepper. Some healthcare names also generated significant gains
_ Heart Technology, Imnet, Steris and Respironics. Lastly, in the retail/restaurant area, one stock that performed very well was Daka International.
     The remainder of 1995 will be a function of how well the market behaves during October and, obviously, the strength of the third quarter earnings releases. We expect the Federal Reserve to ease on interest rates in November, which should help as the year comes to a close.
     Generally, we feel positive about 1996. Inflation rates throughout much of the industrialized world should remain low, which will help interest rates on a lower level. This should be a plus for most financial markets. In particular, there seems to be a "friendly" interest rate environment in the U.S., with long-term interest rates headed down in a slower economy, less inflation going forward, and even more easing by the Federal Reserve. Additionally, companies' fundamentals remain generally strong, suggesting continued robust earnings growth through next year. Finally, 1996 is an election year, which is typically a boom for the stock market.
     History does not always repeat itself. But if we use it as a guide, 1996 should be a good year for the financial markets _ though not as spectacular as 1995.

     We appreciate your investment in the Calvert Capital Accumulation
Fund.

     Sincerely,

     (signature)

     Clifton S. Sorrell
     President


Portfolio Statistics

Ten Largest Stock Holdings
as of September 30, 1995
                                                  % of Net Assets
Imnet Systems, Inc.                                       1.8%
Ultratech Stepper, Inc.                                   1.8%
Kulicke & Soffa Inds., Inc.                               1.4%
Cisco Systems, Inc.                                       1.3%
Cheesecake Factory, Inc.                                  1.2%
Softkey International, Inc.                               1.2%
T. Rowe Price Associates, Inc.                            1.1%
Glendale Federal Bank/Federal Savings Bank                1.1%
Bay Networks, Inc.                                        1.0%
Oracle Systems Corp.                                      1.0%
     Total                                                12.9%

Cumulative Total Returns
for periods ended September 30, 1995

Class A Shares
Since Inception (10/31/94)                        36.58%

Class C Shares
Since Inception (10/31/94)                        43.67%

Calvert Capital Accumulation Fund
Comparison of changes in value of $10,000 investment

Chart 1: Comparison of changes in value of $10,000 investment

A line graph showing showing the growth of a $10,000 investment by 9/95 for:
Capital Accumulation Fund (A Shares) which grew to $13,658;
Capital Accumulation Fund (C Shares) which grew to $14,367;
S&P 500 which grew to $12,441.


Total returns assume reinvestment of dividends and, for Class A shares, reflect the deduction of the Fund's maximum sales charge of 4.75%. No sales charge has been applied to the index used for comparison. Past performance is no guarantee of future results.

Report of Independent Accountants

To the Board of Directors of Calvert World Values Fund, Inc., and Shareholders of the Capital Accumulation Fund:

     We have audited the accompanying statement of assets and liabilities of Capital Accumulation Fund (one of the portfolios comprising Calvert World Values Fund, Inc.), including the portfolio of investments, as of September 30, 1995, and the related statement of operations and statement of changes in net assets, and the financial highlights for the period October 31, 1994 (commencement of operations) through September 30, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Accumulation Fund as of September 30, 1995, and the results of its operations, the changes in its net assets, and the financial highlights for the period referred to above, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.



Baltimore, Maryland
November 9, 1995



Calvert Capital Accumulation Fund
Portfolio of Investments
September 30, 1995


Equity Securities (88.9%)                             Shares          Value
Airline (1.0%)
     Atlantic Coast Airlines, Inc. <F2>               12,500        $96,875
     Comair Holdings, Inc.                             3,000         79,500
                                                                    176,375

Biotechnology (0.8%)
     Amgen, Inc. <F2>                                  3,000        149,625
                                                                    149,625

Business Equipment and Supplies (0.4%)
     U.S. Office Products Co. <F2>                     4,200         63,525
                                                                     63,525

Chemicals (0.6%)
     Minerals Technologies, Inc.                       1,100         41,388
     Sigma Aldrich Corp.                               1,200         58,200
                                                                     99,588

Communication Equipment (5.7%)
     Cidco, Inc. <F2>                                  3,000        105,750
     Cisco Systems, Inc. <F2>                          3,350        231,150
     DSC Communications Corp. <F2>                     2,100        124,425
     Microwave Power Devices, Inc. <F2>                7,100         62,125
     P-Com, Inc. <F2>                                  2,200         98,450
     Spectrian Corp. <F2>                              2,500         85,313
     Tellabs, Inc. <F2>                                1,600         67,400
     Teltrend, Inc. <F2>                               3,500        115,500
     Vtel Corp. <F2>                                   6,000        149,250
                                                                  1,039,363

Computers - Software (12.7%)
     Cheyenne Software, Inc. <F2>                      3,700         74,000
     Compuware Corp. <F2>                              4,700        103,400
     Excalibur Technologies Corp. <F2>                 6,500        100,750
     Imnet Systems, Inc. <F2>                         12,500        321,875
     Legato Systems, Inc. <F2>                         3,500         92,750
     Manugistics Group, Inc. <F2>                      5,300         80,163
     MDL Information Systems, Inc. <F2>                4,600         85,675
     Mercury Interactive Corp. <F2>                    3,000         83,250
     Microsoft Corp. <F2>                              1,400        126,700
     Network Express, Inc. <F2>                        2,600         41,438
     Network General Corp. <F2>                        4,200        173,250
     Number Nine Visual Technology <F2>                4,800         79,200
     Oracle Systems Corp. <F2>                         4,550        174,606
     Simware, Inc. <F2>                                3,800        $38,000
     Softkey International, Inc. <F2>                  5,000        221,250
     Sterling Software, Inc. <F2>                      2,950        134,225
     Symantec Corp. <F2>                               1,000         30,000
     Syncronys Softcorp <F2>                           3,700         55,500
     Touchstone Software Corp. <F2>                    8,400         90,300
     Veritas Software Co. <F2>                         3,000         78,000
     Viasoft, Inc. <F2>                                9,000        117,000
                                                                  2,301,332

Computers Systems (8.3%)
     Adaptive Solutions, Inc. <F2>                    11,200         79,800
     Asyst Technologies, Inc. <F2>                     3,000        137,625
     Bay Networks, Inc. <F2>                           3,400        181,475
     Diamond Multimedia Systems, Inc. <F2>             3,000         96,750
     Discreet Logic <F2>                               2,000        110,000
     Gandalf Technologies, Inc. <F2>                  11,000         66,688
     GRC International, Inc. <F2>                      3,300         75,075
     Interphase Corp. <F2>                             5,000         73,125
     Mentor Graphics Corp. <F2>                        2,000         41,750
     Meridian Data, Inc. <F2>                          8,600         87,075
     Microcom, Inc. <F2>                               8,600        162,325
     Networth, Inc. <F2>                               6,500        135,280
     Optical Data Systems, Inc. <F2>                   1,500         58,500
     Rasterops <F2>                                    8,300         65,363
     Verifone, Inc. <F2>                               5,000        139,375
                                                                  1,510,206

Consumer Products (0.7%)
     Newell Co.                                        4,900        121,275
                                                                    121,275

Cosmetics (0.6%)
     Guest Supply, Inc. <F2>                           3,500        108,063
                                                                    108,063

Electrical Equipment (2.3%)
     AFC Cable Systems, Inc. <F2>                      5,000         86,250
     Checkpoint Systems, Inc. <F2>                     2,900         76,488
     Kulicke & Soffa Industries, Inc. <F2>             7,000        255,500
                                                                    418,238

Electronics - Defense (0.9%)
  Alpha Industries, Inc. <F2>                          9,000       $160,875
                                                                    160,875

Electronics - Instruments (4.8%)
  Intermagnetics Gen Corp. <F2>                        3,835         72,386
  LTX Corp. <F2>                                       8,500        107,313
  Ultratech Stepper, Inc. <F2>                         7,500        316,875
  U.S. Order, Inc. <F2>                                5,000         92,500
  Veeco Instruments, Inc. <F2>                         4,000        105,000
  Videonics, Inc. <F2>                                 3,800         78,850
  Zycon Corp. <F2>                                     1,900         23,275
  Zygo Corp. <F2>                                      2,300         64,975
                                                                    861,174

Electronics - Semiconductors (12.0%)
  Actel Corp. <F2>                                     9,900        174,488
  Adaptec, Inc. <F2>                                   2,200         90,750
  Anadigics, Inc. <F2>                                 2,500         69,375
  Brooks Automation, Inc. <F2>                         4,800        103,200
  Brooktree Corp. <F2>                                 4,100         82,000
  Chips & Technologies Inc. <F2>                       6,100         82,350
  E M C  Corp. <F2>                                    5,100         92,438
  Flextronics International <F2>                       2,800         72,100
  Gasonics International, Inc. <F2>                    2,900        108,025
  Input/Output, Inc. <F2>                              2,800        107,450
  Integrated Silicon Solution <F2>                     1,100         40,975
  Ontrak Systems, Inc. <F2>                            2,900         80,113
  Photronic, Inc. <F2>                                 3,750        125,625
  PRI Automation, Inc. <F2>                            2,650        108,650
  Quality Semiconductor, Inc. <F2>                     4,000         65,000
  Seeq Technology, Inc. <F2>                          32,000        144,000
  Semiconductor Packaging Materials, Inc.<F2>          7,200         84,600
  Sierra Semi Conductor Corp. <F2>                     2,000         98,250
  Solectron Corp. <F2>                                 3,800        150,100
  Uniphase Corp. <F2>                                  4,000        141,000
  Vishay Intertechnology, Inc. <F2>                    3,600        151,200
                                                                  2,171,689
Entertainment (0.5%)
  Sanctuary Woods Multimedia Corp. <F2>               14,000         98,000
                                                                     98,000


Financial Services (4.4%)
  First Bell Bancorp, Inc. <F2>                        5,000        $65,000
  First USA, Inc.                                      1,550         84,088
  Glendale Federal Bank Federal Savings Bank <F2>     11,600        191,400
  Green Tree Financial Corp.                           2,100        128,100
  ISB Financial Corp.                                  5,300         83,475
  T. Rowe Price Associates, Inc.                       3,800        194,750
  Roosevelt Financial Group, Inc. <F2>                 2,400         42,300
                                                                    789,113

Health Care (4.6%)
  American Homepatient, Inc. <F2>                      2,500         63,750
  CRA Managed Care, Inc. <F2>                          4,000         86,500
  Health Care & Retirement Corp. <F2>                  4,050        130,106
  Healthcare Compare Corp. <F2>                        2,150         83,313
  Healthsource, Inc. <F2>                              2,000         96,250
  Manor Care, Inc.                                     4,100        139,400
  Occusystems, Inc. <F2>                               4,000         83,000
  United Healthcare Corp.                              3,100        151,513
                                                                    833,832

Insurance (1.1%)
  AFLAC, Inc.                                          2,400         99,600
  American Bankers Insurance Group, Inc.               2,500         93,125
                                                                    192,725

Leisure (1.8%)
  Carnival Corp., Class A                              6,400        153,600
  Challenger International Ltd. <F2>                  11,600         73,950
  Ride, Inc. <F2>                                      4,800        100,800
                                                                    328,350

Machine Tools (0.8%)
  FSI International, Inc. <F2>                         4,300        142,975
                                                                    142,975

Manufacturing (0.5%)
     Wabash National Corp.                             2,800         99,050
                                                                     99,050

Medical (5.7%)
  ALZA Corp. <F2>                                      2,600         59,800
  Cardinal Health, Inc.                                2,300        127,363
  Diametrics Med, Inc. <F2>                            7,500         85,313
  Inhale Therapeutic Systems <F2>                      5,000         60,000
  North American Vaccine, Inc. <F2>                    2,500         27,813
  Northfield Laboratories, Inc. <F2>                   3,400        $62,900
  Pediatrix Medical Group <F2>                         3,900         79,950
  Research Industries Corp. <F2>                       2,600         75,725
  Respironics, Inc. <F2>                               6,000        115,500
  Sofamor/Danek Group, Inc. <F2>                       5,000        138,750
  Steris Corp. <F2>                                    2,600        109,525
  Ventritex, Inc. <F2>                                 4,000         86,000
                                                                  1,028,639

Oil & Gas (0.8%)
  Belden & Blake Corp. <F2>                            8,000        152,000
                                                                    152,000

Paper (0.4%)
  Chesapeake Corp.                                     2,000         72,250
                                                                     72,250

Pharmaceutical (1.8%)
     Columbia Labs, Inc. <F2>                         11,500        107,813
     Immulogic Pharmaceutical Corp. <F2>               4,000         49,000
     Merck & Co., Inc.                                 3,050        170,800
                                                                    327,613

Real Estate (1.4%)
     General Growth Properties, Inc.                   4,900        101,063
     Post Properties, Inc.                             4,600        142,600
     Prime Retail, Inc.                                  700          8,488
                                                                    252,151

Recycling (0.7%)
  Imco Recycling, Inc.                                 6,000        135,750
                                                                    135,750

Restaurants (2.4%)
     Buffets, Inc. <F2>                                5,600         70,000
     Cheesecake Factory, Inc. <F2>                     8,400        224,700
     Daka International, Inc. <F2>                     4,200        137,550
                                                                    432,250

Retail (4.6%)
     Autozone, Inc. <F2>                               5,200       $132,600
     Barnes and Noble, Inc. <F2>                       3,000        114,750
     Bombay, Inc. <F2>                                 8,000         65,000
     Federated Department Stores, Inc. <F2>            3,950        112,071
     Gymboree Corp. <F2>                               3,000         90,375
     Lechters, Inc. <F2>                               2,500         27,500
     Mens Wearhouse, Inc. <F2>                         2,000         72,000
     Movie Gallery, Inc. <F2>                          2,000         85,500
     Revco D.S., Inc. <F2>                             2,850         66,975
     Whole Foods Market, Inc. <F2>                     5,000         65,625
                                                                    832,396

Specialized Services (3.8%)
     Ambassadors International, Inc. <F2>              8,000         90,000
     Cintas Corp.                                        800         35,200
     Devry, Inc. <F2>                                  4,500        115,875
     Equifax, Inc.                                     2,900        121,438
     Gartner Group, Inc, Class A <F2>                  2,400         78,600
     Lo Jack Corp. <F2>                                6,500        107,250
     VSI Enterprises, Inc. <F2>                       24,000        141,000
                                                                    689,363

Telecommunications (0.7%)
     Cellular Technical Services, Inc. <F2>            1,500         33,938
     Mobile Telecommunication Technologies Corp.<F2>   3,000         92,625
                                                                    126,563
Textiles (2.1%)
     Lydall, Inc. <F2>                                 4,000         99,500
     Marisa Christina, Inc. <F2>                       5,000         80,000
     Quiksilver, Inc. <F2>                             3,000         81,375
     St. John Knits, Inc.                              2,400        117,000
                                                                    377,875

Total Equity Securities (Cost $13,689,330)                       16,092,223

       TOTAL INVESTMENTS (88.9%) <F3>
        (Cost $13,689,330) <F1>                                 $16,092,223


[FN]
Notes to Portfolio of Investments:
<F1> Cost of investments is substantially the same for federal income tax purposes.
<F2> These securities have not declared dividends in the past twelve months.
<F3> The percentages shown represent the percentage of the investments to net assets.
[/FN]

Calvert Capital Accumulation Fund
Statement of Assets and Liabilities
September 30, 1995


Assets
Investments in securities, at value -
   see accompanying portfolio                                       $16,092,223
Cash                                                                  2,387,165
Receivable for securities sold                                          449,065
Receivable for shares sold                                              143,237
Dividends receivable                                                      4,192
Other assets                                                             22,731
   Total assets                                                      19,098,613

Liabilities
Payable for securities purchased                                        910,751
Payable for shares redeemed                                              25,296
Payable to Calvert Asset Management Co., Inc.                            40,270
Payable to Calvert Distributors, Inc.                                     5,807
Payable to Calvert Shareholder Services, Inc                              2,883
Accrued expenses and other liabilities                                   10,966
   Total liabilities                                                    995,973
     Net assets                                                     $18,102,640

Net Assets
Net assets consist of:
Paid-in capital applicable to 750,060 outstanding Class A Shares of common stock, $0.01 par value (250,000,000 shares
authorized for Class A and Class C combined)                        $13,324,736
Paid-in capital applicable to 92,422 outstanding Class C Shares of common stock, $0.01 par value (250,000,000 shares
authorized for Class A and Class C combined)                          1,811,730
Undistributed net investment income                                          _
Accumulated realized gains (losses)                                     563,281
Net unrealized appreciation (depreciation) on investments             2,402,893
     Net assets                                                     $18,102,640

Net Assets Value and Offering Price Per Share
Class A net asset value per share
($16,110,951 divided by 750,060 Class A Shares)                          $21.48
   Maximum sales charge (4.75% of Class A offering price)                  1.07
   Offering price per Class A Share                                      $22.55
Class C net asset value and offering price per share
($1,991,689 divided by 92,422 Class C Shares)                            $21.55


See notes to financial statements.


Calvert Capital Accumulation Fund
Statement of Operations
From Inception (October 31, 1994)
Through September 30, 1995


Net Investment Income
Investment Income
   Interest income                                                      $10,974
   Dividend income                                                       22,301
     Total investment income                                             33,275

Expenses
   Investment advisory fee                                               50,418
   Transfer agency fees and expenses                                     13,179
   Distribution Plan expenses:
       Class A                                                           21,748
       Class C                                                            4,448
   Directors' fees and expenses                                             404
   Administrative fees                                                    6,251
   Custodian fees                                                        19,096
   Registration fees                                                     45,806
   Reports to shareholders                                                5,564
   Professional fees                                                      7,458
   Miscellaneous                                                            508
   Reimbursement from Advisor                                          (12,183)
     Total expenses                                                     162,697
     Fees paid indirectly                                              (19,096)
        Net expenses                                                    143,601
               Net Investment Income (Loss)                           (110,326)

Realized and Unrealized Gain (Loss)
on Investments
Net realized gain (loss)                                                678,368
Change in unrealized appreciation or depreciation                     2,402,893

         Net Realized and Unrealized Gain
        (Loss) on Investments                                         3,081,261

             Increase (Decrease) in Net Assets
             Resulting From Operations                              $ 2,970,935

Calvert Capital Accumulation Fund
Statement of Changes in Net Assets


                                                                 From Inception
                                                                  Oct. 31, 1994
                                                                        Through
                                                                  September 30,
                                                                           1995

Increase (Decrease) in Net Assets

Operations
   Net investment income (loss)                                      $(110,326)
   Net realized gain (loss) on investments                              678,368
   Change in unrealized appreciation or depreciation
     of investments                                                   2,402,893

     Increase (Decrease) in Net Assets
     Resulting From Operations                                        2,970,935

Distributions to shareholders from
   Net investment income:
     Class A Shares                                                     (4,761)

Capital share transactions
     Class A Shares                                                  13,324,736
      Class C Shares                                                  1,811,730
     Total capital share transactions                                15,136,466

Total Increase (Decrease) in Net Assets                              18,102,640

Net Assets
   Beginning of period                                                       _
   End of period .                                                  $18,102,640


Notes to Financial Statements

Note A_Significant Accounting Policies

General: The Calvert Capital Accumulation Fund (the "Series"), a series of Calvert World Values Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund accounts separately for the operations of each series. The Series, which commenced operations on October 31, 1994, offers Class A and Class C shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares, which have no transaction-based sales charge, have a higher annual expense rate than Class A. Each class has different: (a) Distribution Plan expenses, (b) class specific expenses, including transfer agency fees, registration fees, reports to shareholders, (c) dividend rates due to
(a) and (b) above, (d) exchange privileges and (e) class specific voting rights.

Security Valuation:   Securities for which market quotations are readily
available are valued at the most recent closing price of their primary exchange, or, if closing prices are unavailable, at the bid prices or based on a yield equivalent obtained from the securities' market maker. Short-term securities maturing within 60 days are valued at amortized cost which approximates market. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

Repurchase Agreements: The Series may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.

Distributions to Shareholders: Distributions to shareholders are recorded by the Series on ex-dividend date. Dividends from net investment income are paid annually. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles, accordingly, periodic reclassifications are made within the Series' capital accounts to reflect income and gains available for-
 distribution under income tax regulations.

Expense Offset Arrangement: The Series has an arrangement with its custodian bank whereby the custodian's fees are paid indirectly by credits earned on the Series' cash on deposit with the bank. Such deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Series intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.

Note B_Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Acacia Mutual Life Insurance Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Series. For its services, the Advisor receives a monthly fee based on an annual rate of .80% of the Series' average daily net assets.

The Advisor reimburses the Series for its operating expenses (excluding brokerage fees, taxes, interest, Distribution Plan expenses and extraordinary items) exceeding the following annual rates of average net assets: 2.5% on the first $30 million, 2.0% on the next $70 million and 1.5% on the excess of $100 million. Additionally, during the year, the Advisor voluntarily waived fees or assumed expenses of $3,256 which were not charged to the Series.

Calvert Distributors, Inc. (the successor of Calvert Securities Corp. effective April, 1995), both affiliates of the Advisor, is the distributor and principal underwriter for the Series. Distribution Plans, adopted by each class of shares, allow the Series to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .35% and 1.0% annually of average daily net assets of each Class A and Class C, respectively.

The Distributor received $23,647 as its portion of the commissions charged on sales of the Series' shares.

Calvert Shareholder Services, Inc., an affiliate of the Advisor, acts as transfer, dividend disbursing and shareholder servicing agent for the Series.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Series for an annual fee, payable monthly, of .10% of the average daily net assets of the Series.

Each Director who is not affiliated with the Advisor receives an annual fee of $3,000 plus $1,000 for each Board and Committee meeting attended. Director's fees are allocated to each of the funds served.

Note C_Investment Activity

During the period, purchases and sales of investments, other than short-term securities, were $19,128,348 and $6,117,386, respectively.

The cost of investments owned at September 30, 1995 was substantially the same for federal income tax and financial reporting purposes. Net unrealized appreciation aggregated $2,402,893, of which $2,683,342 related to appreciated securities and $280,449 related to depreciated securities.

Note D_Capital Share Transactions
The change in net assets resulting from capital share transactions for 1995 is indicated below:

                                                Class A             Class C
                                         From Inception      From Inception
                                       October 31, 1994    October 31, 1994
                                               Through             Through
                                         September 30,        September 30,
                                                   1995                1995

In dollars:
Shares sold                                 $14,367,141          $1,914,520
Reinvestment of dividends                         4,761                  _
Shares redeemed                             (1,047,166)           (102,790)
                                            $13,324,736          $1,811,730

In shares:
Shares sold                                     808,632              97,638
Reinvestment of dividends                           304                  _
Shares redeemed                                (58,876)             (5,216)
                                                750,060              92,422


Financial Highlights


                                         Class A Shares      Class C Shares
                                         From Inception      From Inception
                                          Oct. 31, 1994       Oct. 31, 1994
                                                Through             Through
                                          September 30,       September 30,
                                                   1995                1995

Net asset value, beginning of period             $15.00              $15.00
Income from investment operations
  Net investment income (loss)                    (.11)               (.15)
  Net realized and unrealized
  gain on investments                              6.61                6.70
    Total from investment operations               6.50                6.55
Distributions from
  Net investment income                           (.02)                  _
  Net realized gains                                 _                  _
   Total distributions                            (.02)                  _
Total increase (decrease) in
  net asset value                                  6.48                6.55
Net asset value, end of period                   $21.48              $21.55
Total return<F3>                                 43.40%              43.67%
Ratios to average net assets:
   Net investment income (loss)             (1.55%)<F1>         (3.13%)<F1>
   Total expenses <F2>                       2.35% <F1>          3.79% <F1>
   Net expenses                              2.06% <F1>          3.50% <F1>
   Expenses reimbursed
       and/or waived                          .05% <F1>          2.79% <F1>
Portfolio turnover                                 95%                 95%
Net assets, end of period (in thousands)        $16,111              $1,992
Number of shares outstanding at
  end of period (in thousands)                      750                  92

[FN]
<F1> Annualized
<F2> This ratio reflects total expenses before reduction for fees paid indirectly.
<F3>  Total return is not annualized and does not reflect deduction of
Class A front-end sales charge.
[/FN]

Investing with Vision (TM) (logo) Calvert Group(R)
A member of the Acacia Group(R)


4550 Montgomery Avenue, Suite 1000N
Bethesda, Maryland 20814